Exhibit 99.1

World Omni Auto Receivables Trust 2016-A

Monthly Servicer Certificate

June 30, 2018

Dates Covered
Collections Period	06/01/18 - 06/30/18
Interest Accrual Period	06/15/18 - 07/15/18
30/360 Days	30
Actual/360 Days	31
Distribution Date	07/16/18

Collateral Pool Balance Data	$ Amount	# of Accounts
Pool Balance at 05/31/18	331,360,789.76	21,605
Yield Supplement Overcollateralization Amount 05/31/18	10,178,898.88	0
Receivables Balance 05/31/18	341,539,688.64	21,605
Principal Payments	14,528,587.06	405
Defaulted Receivables	850,433.06	47
Repurchased Accounts	0.00	0
Yield Supplement Overcollateralization Amount at 06/30/18	9,520,637.14	0
Pool Balance at 06/30/18	316,640,031.38	21,153

Pool Statistics	$ Amount	# of Accounts
Pool Factor	35.51%
Prepayment ABS Speed	1.38%
Aggregate Starting Principal Balance	918,505,674.88	35,343

Delinquent Receivables:
Past Due 31-60 days	7,032,552.05	358
Past Due 61-90 days	2,048,476.88	105
Past Due 91-120 days	300,228.92	20
Past Due 121+ days	0.00	0
Total	9,381,257.85	483

Total 31+ Delinquent as % Ending Pool Balance	2.96%
Total 61+ Delinquent as % Ending Pool Balance	0.74%
Delinquency Trigger Occurred	NO

Recoveries	475,742.70
Aggregate Net Losses/(Gains) - June 2018	374,690.36
Ratio of Net Loss to the Receivables Balance as of beginning of Collection Period (Annualized):
Current Net Losses Ratio	1.32%
Prior Net Losses Ratio	1.26%
Second Prior Net Losses Ratio	1.48%
Third Prior Net Losses Ratio	1.63%
Four Month Average	1.42%

Cumulative Net Loss as a % of Aggregate Starting Principal Balance	1.98%

Overcollateralization Target Amount	14,248,801.41
Actual Overcollateralization	14,248,801.41
Weighted Average APR	3.85%
Weighted Average APR, Yield Adjusted	5.73%
Weighted Average Remaining Term	40.61

Flow of Funds	$ Amount

Collections	16,086,085.52
Investment Earnings on Cash Accounts	42,495.39
Servicing Fee	(284,616.41)
Transfer to Collection Account	0.00
Available Funds	15,843,964.50

Distributions of Available Funds
(1) Asset Representation Reviewer Amounts (up to $150,000 per year)	0.00
(2) Class A Interest	451,388.84
(3) Noteholders' First Priority Principal Distributable Amount	0.00
(4) Class B Interest	0.00
(5) Noteholders' Second Priority Principal Distributable Amount	0.00
(6) Required Reserve Account	0.00
(7) Noteholders' Principal Distributable Amount	14,058,324.25
(8) Asset Representation Reviewer Amounts (in excess of 1)	0.00
(9)(a) Supplemental Reserve Amount	1,334,251.41
(9)(b) Distribution to Certificateholders	0.00

Total Distributions of Available Funds	15,843,964.50

Servicing Fee	284,616.41
Unpaid Servicing Fee	-
Change in amount of the unpaid servicing fee from the prior period	-

Note Balances & Note Factors	$ Amount

Original Class A	840,800,000.00
Original Class B	18,030,000.00

Total Class A & B
Note Balance @ 06/15/18	316,449,554.22
Principal Paid	14,058,324.25
Note Balance @ 07/16/18	302,391,229.97

Class A-1
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-2
Note Balance @ 06/15/18	0.00
Principal Paid	0.00
Note Balance @ 07/16/18	0.00
Note Factor @ 07/16/18	0.0000000%

Class A-3
Note Balance @ 06/15/18	223,619,554.22
Principal Paid	14,058,324.25
Note Balance @ 07/16/18	209,561,229.97
Note Factor @ 07/16/18	79.9852023%

Class A-4
Note Balance @ 06/15/18	74,800,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	74,800,000.00
Note Factor @ 07/16/18	100.0000000%

Class B
Note Balance @ 06/15/18	18,030,000.00
Principal Paid	0.00
Note Balance @ 07/16/18	18,030,000.00
Note Factor @ 07/16/18	100.0000000%

Interest & Principal Payments	$ Amount

Total Interest Paid	451,388.84
Total Principal Paid	14,058,324.25
Total Paid	14,509,713.09

Class A-1
Coupon	0.62000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-1 Holders	0.00

Class A-2
Coupon	1.32000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to A-2 Holders	0.00

Class A-3
Coupon	1.77000%
Interest Paid	329,838.84
Principal Paid	14,058,324.25
Total Paid to A-3 Holders	14,388,163.09

Class A-4
Coupon	1.95000%
Interest Paid	121,550.00
Principal Paid	0.00
Total Paid to A-4 Holders	121,550.00

Class B
Coupon	0.00000%
Interest Paid	0.00
Principal Paid	0.00
Total Paid to B Holders	0.00

Distribution per $1,000 of Notes	Total

Total Interest Distribution Amount	0.5255858
Total Interest Carryover Shortfall	0.0000000
Total Principal Distribution Amount	16.3691583
Total Distribution Amount	16.8947441

A-1 Interest Distribution Amount	0.0000000
A-1 Interest Carryover Shortfall	0.0000000
A-1 Principal Distribution Amount	0.0000000
Total A-1 Distribution Amount	0.0000000

A-2 Interest Distribution Amount	0.0000000
A-2 Interest Carryover Shortfall	0.0000000
A-2 Principal Distribution Amount	0.0000000
Total A-2 Distribution Amount	0.0000000

A-3 Interest Distribution Amount	1.2589269
A-3 Interest Carryover Shortfall	0.0000000
A-3 Principal Distribution Amount	53.6577261
Total A-3 Distribution Amount	54.9166530

A-4 Interest Distribution Amount	1.6250000
A-4 Interest Carryover Shortfall	0.0000000
A-4 Principal Distribution Amount	0.0000000
Total A-4 Distribution Amount	1.6250000

B Interest Distribution Amount	0.0000000
B Interest Carryover Shortfall	0.0000000
B Principal Distribution Amount	0.0000000
Total B Distribution Amount	0.0000000

Noteholders' First Priority Principal Distributable Amount	0.00
Noteholders' Second Priority Principal Distributable Amount	0.00
Noteholders' Principal Distributable Amount	1,000.00

Account Balances	$ Amount

Reserve Account
Balance as of 06/15/18	15,369,638.96
Investment Earnings	20,866.85
Investment Earnings Paid	(20,866.85)
Deposit/(Withdrawal)	1,334,251.41
Balance as of 07/16/18	16,703,890.37
Change	1,334,251.41

Total Reserve Amount	16,703,890.37